Stock-based compensation	12 Months Ended
Dec. 31, 2020
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation
27.	Stock-based compensation
Pursuant to the Amended and Restated 2016 Stock Incentive Plan, we may grant restricted stock units (“RSUs”) and stock options to directors, officers and/or employees. As of December 31, 2020, we had 1,919,099 shares of common stock reserved for new stock-based awards under the Amended and Restated 2016 Stock Incentive Plan. We issue new shares to satisfy the exercise or release of stock-based awards.
Our employee stock options consist of service-based awards. The majority of our stock options vest over 6 years. During the year ended December 31, 2020, we started issuing RSUs as our primary form of stock-based compensation, which vest 33% or 25% after one year and will then vest quarterly over the following three or four years, respectively.
The following table presents a summary of our RSU activity:

	RSUs	Weighted average grant-date fair value
Balance as of January 1, 2018	90,626	$7.47
Granted	1,394,159	$12.48
Vested (1)	(164,814)	$10.88

Balance as of December 31, 2018	1,319,971	$12.33
Granted	340,565	$11.49
Vested	(362,577)	$12.23
Cancelled	(148,215)	$12.64

Balance as of December 31, 2019	1,149,744	$12.08
Granted	1,409,680	$7.89
Vested	(419,367)	$10.95
Cancelled	(460,851)	$10.32

Balance as of December 31, 2020	1,679,206	$9.33
(1)
90,626 vested RSU pertained to the former 2015 Stock Incentive Plan. There is no more activity under this plan.
The total market value of shares vested during the years ended December 31, 2020, 2019 and 2018 was $3,648, $5,707 and $1,548, respectively.
The following table presents a summary of our stock option activity:

	Options	Weighted average exercise price	Remaining contractual life (in years)	Aggregate intrinsic value

Balance as of January 1, 2018	3,496,058	$26.02	—	—
Granted	1,174,489	$23.50	—	—
Exercised	(4,973)	$12.00	—	—
Forfeited / Cancelled	(1,873,213)	$26.43	—	—

Balance as of December 31, 2018	2,792,361	$17.50	—	—
Granted	225,903	$17.50	—	—
Exercised	(44,096)	$12.00	—	—
Forfeited / Cancelled	(436,280)	$17.50	—	—

Balance as of December 31, 2019	2,537,888	$17.50	—	—
Exercised	(33,133)	$11.31	—	—
Forfeited / Cancelled	(1,685,242)	$17.05	—	—

Balance as of December 31, 2020	819,513	$9.11	2	$10.50

Exercisable as of December 31, 2020	423,644	$6.03	2	$5.43
Vested and expected to vest after December 31, 2020	819,513	$12.41	2	$5.07
The aggregate intrinsic value of outstanding options shown in the stock option activity table above represents the total pretax intrinsic value at December 31, 2020, based on our closing stock price of $12.81 as of the last trading date in 2020. The total intrinsic value of stock options exercised was $10,498, $34,211 and $34,653 for the years ended December 31, 2020, 2019 and 2018.
We did not grant options during the year ended December 31, 2020. The fair value of stock options granted during the years ended December 31, 2019 and 2018 were estimated at the date of grant using appropriate valuation techniques, including the Black-Scholes and Monte Carlo option-pricing models, assuming the following weighted average assumptions:

	2020	2019	2018
Risk-free interest rate	—	1.95%	2.48%
Expected volatility	—	39.21%	41.52%
Expected life (in years)	—	10	10
Weighted-average estimated fair value of options granted during the year	—	2.91	13.47
During the years ended December 31, 2020, 2019 and 2018, we recognized total stock-based compensation expense of $7,312, $11,686 and $6,766, respectively, within “General and administrative” expenses in our consolidated statements of income. Cash received from stock-based award exercises for the years ended December 31, 2020, 2019 and 2018 was $370, $564 and $136, respectively.
As of December 31, 2020, there was $20,391 of unrecognized stock-based compensation expense related to unvested stock-based awards, which is expected to be recognized in expense over a weighted-average period of 3 years.